UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts           May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $235,775
                                       (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                  TITLE                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MNGRS     SOLE     SHARED  NONE
--------------                   --------      -----     --------   -------   ---  ----  ----------  -----     ----     ------  ----

AMERICAN BANCORP N J INC       COM           02407E104     3,590     312,194  SH            SOLE               312,194
AETNA INC NEW                  COM           00817Y108     6,799     155,258  SH            SOLE               155,258
ANWORTH MORTGAGE ASSET CP      COM           037347101    10,449   1,069,468  SH            SOLE             1,069,468
AON CORP                       COM           037389103     6,142     161,795  SH            SOLE               161,795
BEARINGPOINT INC               COM           074002106     5,745     750,000  SH            SOLE               750,000
BENJAMIN FRANKLIN BANCORP IN   COM           082073107     2,650     181,372  SH            SOLE               181,372
BANKFINANCIAL CORP             COM           06643P104     1,707     104,918  SH            SOLE               104,918
BANKUNITED FINANCIAL CP        CL A          06652B103     2,144     101,067  SH            SOLE               101,067
BROOKLINE BANCORP INC DEL      COM           11373M107     4,257     336,000  SH            SOLE               336,000
COMMERCE BANCORP INC NJ        COM           200519106     9,013     270,000  SH            SOLE               270,000
COMERICA INC                   COM           200340107     3,253      55,029  SH            SOLE                55,029
CENTURY BANCORP INC            CL A NON VTG  156432106     5,249     197,476  SH            SOLE               197,476
PENNSYLVANIA COMM BANCORP IN   COM           708677109     3,355     117,812  SH            SOLE               117,812
CORUS BANKSHARES INC           COM           220873103     1,841     107,898  SH            SOLE               107,898
COWLITZ BANCORP LONGVIEW WAS   COM           223767104     2,683     157,819  SH            SOLE               157,819
CITY NATL CORP                 COM           178566105     3,701      50,291  SH            SOLE                50,291
DELTA FINANCIAL CORP           COM           247918105     1,952     236,000  SH            SOLE               236,000
DOWNEY FINL CORP               COM           261018105     4,841      75,000  SH            SOLE                75,000
EUROBANCSHARES INC             COM           298716101       894      98,730  SH            SOLE                98,730
FIRST CMNTY BANCORP CALIF      COM           31983B101     8,948     158,259  SH            SOLE               158,259
FIRSTFED FINL CORP             COM           337907109     5,683     100,000  SH            SOLE               100,000
FLUSHING FINL CORP             COM           343873105     3,430     211,330  SH            SOLE               211,330
FIRST MARINER  BANCORP         COM           320795107     1,978     130,137  SH            SOLE               130,137
FREMONT GEN CORP               COM           357288109     1,040     150,000  SH            SOLE               150,000
REPUBLIC FIRST BANCORP INC     COM           760416107     4,329     335,041  SH            SOLE               335,041
FIRST REP BK SAN FRANCISCO     COM           336158100     3,296      61,379  SH            SOLE                61,379
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW       38144H208     6,584   1,000,000  SH            SOLE             1,000,000
GATX CORP                      COM           361448103    10,090     211,094  SH            SOLE               211,094
LEGACY BANCORP INC             CL A          52463G105     3,567     230,126  SH            SOLE               230,126
L S B BANCSHARES N C           COM           502158108     2,416     165,481  SH            SOLE               165,481
METROPOLITAN HEALTH NETWORKS   COM           592142103     2,921   1,460,500  SH            SOLE             1,460,500
MGIC INVT CORP WIS             COM           552848103     3,678      62,425  SH            SOLE                62,425
NATIONAL CITY CORP             COM           635405103       205       5,491  SH            SOLE                 5,491
NEWPORT BANCORP INC            COM           651754103     3,321     241,493  SH            SOLE               241,493
NORTHWEST BANCORP INC PA       COM           667328108     5,926     218,738  SH            SOLE               218,738
PROVIDENT FINL HLDGS INC       COM           743868101     3,852     140,007  SH            SOLE               140,007
SOVEREIGN BANCORP INC          COM           845905108    10,176     400,000       CALL     SOLE               400,000
SIGNATURE BK NEW YORK NY       COM           82669G104     2,115      65,000  SH            SOLE                65,000
SCBT FINANCIAL CORP            COM           78401V102     4,826     133,096  SH            SOLE               133,096
SLM CORP                       COM           78442P106     7,567     185,000  SH            SOLE               185,000
SUN BANCORP INC                COM           86663B102     2,534     136,295  SH            SOLE               136,295
S1 CORPORATION                 COM           78463B101     3,279     546,539  SH            SOLE               546,539
SOVEREIGN BANCORP INC          COM           845905108     9,680     380,487  SH            SOLE               380,487
SPECIALTY UNDERWRITERS ALLIA   COM           84751T309     2,946     381,125  SH            SOLE               381,125
TAL INTL GROUP INC             COM           874083108     6,761     281,694  SH            SOLE               281,694
BANCORP INC DEL                COM           05969A105       707      27,195  SH            SOLE                27,195
TRIAD GTY INC                  COM           895925105     1,863      45,000  SH            SOLE                45,000
TIB FINL CORP                  COM           872449103       158      10,558  SH            SOLE                10,558
UNIONBANCAL CORP               COM           908906100     5,815      91,689  SH            SOLE                91,689
UBS AG                         SHS NEW       H89231338     6,103     102,695  SH            SOLE               102,695
UMB FINL CORP                  COM           902788108     3,418      90,507  SH            SOLE                90,507
WACHOVIA CORP 2ND NEW          COM           929903102     5,496      99,831  SH            SOLE                99,831
WEBSTER FINL CORP CONN         COM           947890109     4,761      99,161  SH            SOLE                99,161
WILLIS LEASE FINANCE CORP      COM           970646105     2,973     288,326  SH            SOLE               288,326
WESTERN UN CO                  COM           959802109     3,073     140,000  SH            SOLE               140,000





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